Other non-current assets	12 Months Ended
Dec. 31, 2018
Other non-current assets [Abstract]
Other non-current Assets:

9.Other non-current assets:

The amounts included in the accompanying consolidated balance sheets are as follows:

	December 31,
	2017	2018
Other non-current assets	$44,869	$4,088
	$44,869	$4,088

As of December 31, 2017, an amount of $44,869 was recorded as “Other non-current assets” in the accompanying consolidated balance sheets regarding the last installment due to HHI for the delivery of the VLGC Mont Gelé. The last installment, including related costs, of $44,869 was held in an escrow account and released to the HHI on January 4, 2018 upon the delivery of the vessel to the Company (Notes 6, 7). As of December 31, 2018, the amount of $4,088 relates to Company’s prepayments regarding improvements for its drybulk and tanker carrier vessels.